Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	¥ 670,091	¥ 645,593	¥ 901,573
Non-surgical aesthetic medical services
Revenue
Revenue	482,285	334,248	452,670
Surgical aesthetic medical services
Revenue
Revenue	132,628	243,070	401,645
General healthcare services and other aesthetic medical services
Revenue
Revenue	¥ 55,178	¥ 68,275	¥ 47,258